Servicing	12 Months Ended
Dec. 31, 2011
Servicing

Note 5 - Servicing

Loans serviced for others are not included in the accompanying consolidated statement of financial condition. The unpaid principal balances of mortgage and other loans serviced for others were approximately $143,051,000 and $144,948,000 at December 31, 2011 and 2010, respectively.

The balance of capitalized servicing rights, net of valuation allowance, is included in other assets at December 31, 2011 and 2010.

The key economic assumptions used in determining the fair value of the mortgage servicing rights are as follows:

	December 31,
	2011	2010
Annual constant prepayment speed (CPR)	17.52%	15.67%
Weighted average life (in months)	246	246
Discount rate	8.13%	7.96%

The fair value of our mortgage servicing rights was estimated to be $1,089,000 and $1,251,000 at December 31, 2011 and December 31, 2010, respectively.

The following table summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances:

	December 31
	2011	2010
Balance - beginning of period:	$960	$730
Originated mortgage servicing rights capitalized	362	536
Amortization of mortgage servicing rights	(329)	(306)
Balance - end of period	993	960

Valuation allowances:
Balance - beginning of period	-	-
Additions	-	-
Reductions	-	-
Write-downs	-	-

Balance - end of period (net of allowances)	$993	$960